Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Statement of Stockholders' Equity [Abstract]
Foreign currency translation, tax	$ (11,530)	$ 12,675	$ (8,274)
Retirement benefits plan activity, tax	330,984	(144,108)	106,065
Realized loss, tax	(102)	(119)
Net realized loss, tax			$ (2,937)